STUART M. FRIED, CPA








                                   LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                     YEARS ENDED SEPTEMBER 30, 1999 AND 1998
                     ---------------------------------------

                                                            STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                               TABLE OF CONTENTS
                               -----------------
                    YEARS ENDED SEPTEMBER 30, 1999 AND 1998
                    ---------------------------------------






                                                                      PAGE
                                                                      ----

INDEPENDENT AUDITOR'S REPORT                                            1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                      2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                           3

STATEMENTS OF CHANGES IN NET ASSETS                                     4

STATEMENTS OF CASH FLOWS                                                5

NOTES TO FINANCIAL STATEMENTS                                         6-14

                                 STUART M. FRIED
                          CERTIFIED PUBLIC ACCOUNTANT
                               11 TWIN BROOK ROAD
                        WEST CALDWELL, NEW JERSEY 07006
                                     ------
                                 (973) 226 4006



                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
c/o Joseph Flusfeder
15 West 53rd Street
New York, NY


We have audited the accompanying statements of assets, liabilities and capital securities of Lened Inc. as of September 30, 1999 and 1998, and the related statements of operations, undistributed net income (loss) and statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened Inc. as of September 30, 1999 and 1998, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.




                                            /S/ STUART M. FRIED

                                            STUART M. FRIED, CPA

West Caldwell, New Jersey
November 13, 1999

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                        SEPTEMBER 30,
                                                 ---------------------------
                                                     1999           1998
                                                     ----           ----

INVESTMENT IN MUNICIPAL BONDS,
with accrued interest - at fair market
value (amortized cost $1,785,392 and
$1,753,856) (Note 1)                             $ 1,808,294    $ 1,835,554
Cash                                                       9              0
Investment in Vista New York Tax-Free
 Money Market Fund (2.74% avg. Interest rate)          6,074         43,563
Prepaid expenses                                       1,293          1,296
                                                 -----------    -----------

                                                 $ 1,815,670    $ 1,880,413
                                                 ===========    ===========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES:
   Dividends payable                             $    68,900         79,211
   Other current liabilities                          11,658          6,937
                                                 -----------    -----------

                                                      80,558         86,148
                                                 -----------    -----------

NET ASSETS APPLICABLE TO OUTSTANDING
CAPITAL SHARES:

CAPITAL SHARES
   Common stock, no par value, 25,200 shares
    authorized, 18,960 issued and outstanding    $    22,500    $    22,500
   Paid in capital                                   144,732        144,732
   Retained earnings                               1,570,581      1,569,895
   Undistributed net income (loss)                       497            685
   Unrealized appreciation of investments             (3,198)        56,453
                                                 -----------    -----------
Total stockholders' equity (equivalent to
$91.51 per share at 9/30/99 and $94.63
per share at 9/30/98)                              1,735,112      1,794,265
                                                 -----------    -----------

                                                 $ 1,815,670    $ 1,880,413
                                                 ===========    ===========



The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                         UNDISTRIBUTED NET INCOME (LOSS)
                         -------------------------------


                                                     YEARS ENDED SEPTEMBER 30,
                                                     -------------------------
                                                          1999        1998
                                                          ----        ----
INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals               $ 87,112    $ 89,599
   Dividend income - tax free                                674       1,413
                                                        --------    --------

                                                          87,786      91,012
                                                        --------    --------


  EXPENSES:
   Custodial fees (Note 4)                                 1,819       2,081
   Audit fees                                              2,400       2,400
   Legal fees                                              2,825       5,755
   Taxes other than income taxes                             250         250
   Office expense                                          9,665       8,613
   Insurance                                               1,303       1,300
   Filing fees                                               250           0
                                                        --------    --------

                                                          18,512      20,399
                                                        --------    --------

INVESTMENT INCOME                                         69,274      70,613

Net realized gain (loss) from investment transactions        317       9,398
                                                        --------    --------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                               69,591      80,011
Less:  Federal income taxes                                  194         115

NET INVESTMENT INCOME                                     69,397      79,896

Less: Dividends paid                                      68,900      79,211
                                                        --------    --------

UNDISTRIBUTED NET INCOME (LOSS)                         $    497    $    685
                                                        ========    ========


UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                         $ (3,198)   $ 56,453
                                                        ========    ========



The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA


                                         LENED, INC.
                                         -----------
                             STATEMENTS OF CHANGES IN NET ASSETS
                             -----------------------------------



                                                       YEARS ENDED SEPTEMBER 30,
                                                       -------------------------
                                                          1999           1998
                                                          ----           ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                            $    69,080    $    70,498
   Net realized gain (loss) on investments                    317          9,398
   Change in unrealized appreciation (depreciation)       (59,650)        13,583
                                                      -----------    -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                             9,747         93,479

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                      68,900         79,211
                                                      -----------    -----------

TOTAL INCREASE (DECREASE)                                 (59,153)        14,268

NET ASSETS BEGINNING OF PERIOD                          1,794,265      1,779,997
                                                      -----------    -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(497) and
$(685), respectively)                                 $ 1,735,112    $ 1,794,265
                                                      ===========    ===========



DIVIDENDS PER SHARE                                   $      3.62    $      4.17
                                                      ===========    ===========




The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                             STATEMENT OF CASH FLOWS
                             -----------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------




                                                       YEARS ENDED SEPTEMBER 30,
                                                       -------------------------
                                                           1999         1998
                                                           ----         ----
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                             $  69,397    $  79,896
  Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in assets and liabilities:
      (Increase) Decrease in municipal bonds with
        accrued interest at fair market value               27,260       29,758
      (Increase) Decrease in Vista New York
        Tax Free Money Market Fund                          37,489      (37,848)
       (Increase) Decrease in prepaid expenses                   3            1
      Increase (Decrease) in other current liabilities       4,721       (6,336)
      Realized (gain) loss from investment transactions
       included in net income                                 (317)      (9,398)
                                                         ---------    ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                  138,553       56,073
                                                         ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation
   of investments                                          (59,650)      13,583
Realized gain (loss) from investment transactions              317        9,398
                                                         ---------    ---------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                 (59,333)      22,981
                                                         ---------    ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                           (79,211)     (79,669)
                                                         ---------    ---------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                9         (615)


CASH - BEGINNING OF YEAR                                         0          615
                                                         ---------    ---------

CASH - END OF YEAR                                       $       9    $       0
                                                         =========    =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
    Income taxes                                         $     250    $     250



The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------





NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

      (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

      (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               ------------------


      (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

      (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

      (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At September 30, 1999
                 Unrealized Appreciation of Bonds totaled         $ 12,887
                 Unrealized Depreciation of Bonds totaled           16,085
                                                                  --------
                 Net Unrealized Depreciation of Investments       $ (3,198)
                                                                  ========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $129,806 for the year ended September 30, 1999 and $502,150 for the year ended September 30, 1998. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $95,400 for the years ended September 30, 1999 and $548,606 for the year ended September 30, 1998.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $68,900 ($3.63 per share) and $79,211 ($4.17 per share) for the years ended September 30, 1999 and 1998 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 1999 and 1998, the Company was charged an aggregate of $1,819 and $2,081respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------



NOTE 6 - YEAR 2000 READINESS (UNAUDITED)
----------------------------------------

Many existing computer systems and applications, and other control devices, use only two digits to identify a year in the date field, without considering the impact of the upcoming changes in the century. As a result, such systems and applications could fail or create erroneous results unless corrected so they can process data related to the year 2000. The Company relies on its systems, applications and devices in operating and monitoring all major aspects of its business, including financial systems, infrastructure, embedded computer chips, networks, and telecommunications equipment. The Company also relies, directly and indirectly, on external systems of other companies and organizations such as suppliers, creditors, financial service organizations and governmental entities for accurate exchange of data. The Company's current estimate is the costs associated with the year 2000 issue will not have a material adverse effect on the results of operations or financial position of the Company in any given year. However, despite the Company's efforts to address the year 2000 impact on its internal systems, the Company has not fully identified such impact or whether it can resolve it without disruption of its activities and without incurring significant expense. In addition, even if the internal systems of the Company are not materially affected by the year 2000 issue, the Company could be affected through disruption in the operation of the enterprises with which the Company interacts.

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------



NOTE 7 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                          YEARS ENDED SEPTEMBER 30,
                                          -------------------------
                                             1999            1998
                                             ----            ----
Investment income                        $      4.63     $      4.80
Operating expenses                               .98            1.08
                                         -----------     -----------

INVESTMENT INCOME BEFORE FEDERAL                3.65            3.72
 INCOME TAX

FEDERAL INCOME TAX                               .01            0
                                         -----------     -----------

INVESTMENT INCOME - NET                         3.64            3.72

Dividends to shareholders                       3.63            4.18
                                         -----------     -----------

                                                 .01            (.46)

Realized and unrealized gain (loss)
 on investments - net                          (3.13)           1.21
                                         -----------     -----------

CHANGE IN NET VALUE                            (3.12)            .75

NET ASSET VALUE:
  Beginning of period                          94.63           93.88
                                         -----------     -----------

  End of period                          $     91.51     $     94.63
                                         ===========     ===========

Ratio of operating expenses to
 average net assets                             .010            .011%

Ratio of investment income net to
 average net assets                             .049%           .050%

Portfolio turnover                              5.29%           27.7%

Number of shares outstanding at end
 of period                                    18,960          18,960

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------



NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                              Principal       Amortized    Fair Market*
Name and Title of Issuer                       Amount           Cost          Value
------------------------                      ---------       ---------    -------------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/01                  $  50,000        $ 50,659       $ 51,954

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)               45,000          45,781         47,123

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                           80,000          80,470         79,645

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                           50,000          50,000         50,383

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                  90,000          89,701         93,618

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                        50,000          50,093         52,120

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                 50,000          51,290         53,539

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                             90,000          91,279         94,293


                                      -10-

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------

                                              Principal       Amortized    Fair Market*
Name and Title of Issuer                       Amount           Cost          Value
------------------------                      ---------       ---------    -------------

Falcon Heights Minn G/O
DD 06/01/99  4.10%  Due 02/01/05
Impt - SER A                                     25,000          25,000         24,585

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                              80,000          79,758         78,416

Grand Folks N D Health Care Sys
DD 06/01/97 5.5% Due 08/15/07
Altru Health Sys Oblig Group                     80,000          83,333         83,175

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                            95,000          95,002         97,806

Iowa Student Ln Liquidity Corp.
DD 02/15/91  6.6%  Due 12/01/00
Student Ln Rev Ser C  Ambac                      90,000          91,187         94,472

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                            100,000          99,191        101,681

Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                    5,000           5,044          5,159

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                        30,000          30,000         30,370

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                  30,000          30,000         30,208


                                      -11-




                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------

                                              Principal       Amortized    Fair Market*
Name and Title of Issuer                       Amount           Cost          Value
------------------------                      ---------       ---------    -------------

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                            50,000          49,998         49,596

Nebraska Pub Pwr Dist Rev
DD 03/01/93 4.5% Due 1/1/00
Ref-Pwr Supply Sys-Ser B                         70,000          69,863         70,936

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                       60,000          60,615         61,859

New Jersey St EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                   30,000          30,551         30,614

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                         25,000          25,000         24,982

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                        60,000          60,000         58,899

New York St Hsg Fin Agy
DD 01/01/71  6.5%  Due 11/01/99
Call Non Profit Hsg                              25,000          24,996         25,733

New York St Environmental Facs
DD 07/15/89  7.5%  Due  10/01/12
Call Huntington Proj-Ser A Amt                   50,000          50,000         52,880



                                      -12-

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------

                                              Principal       Amortized    Fair Market*
Name and Title of Issuer                       Amount           Cost          Value
------------------------                      ---------       ---------    -------------

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                             25,000          25,949         26,435

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                       80,000          80,000         78,448

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                              25,000          25,462         25,458

Port Houston Auth Tex
Harris DD 10/01/98 4.0%
Due 10/01/06 OID 6/0
Amt. SER-A                                       75,000          74,326         71,651

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                15,000          15,634         16,143

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                    50,000          50,000         50,175

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                 20,000          20,210         20,336


                                      -13-

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 1999
                               -------------------

                                              Principal       Amortized    Fair Market*
Name and Title of Issuer                       Amount           Cost          Value
------------------------                      ---------       ---------    -------------

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                   75,000          75,000         75,602
                                             ----------      ----------     ----------

TOTAL INVESTMENT - 100.04%                   $1,775,000      $1,785,392      1,808,294
                                             ==========      ==========     ==========

OTHER ASSETS LESS LIABILITIES - (.04%)                                         (73,182)
                                                                            ==========

NET ASSETS - 100%                                                           $1,735,112
                                                                            ==========

NET ASSET VALUE PER SHARE                                                   $    91.51
                                                                            ==========

OUTSTANDING SHARES AT SEPTEMBER 30, 1999                                        18,960
                                                                            ==========



 *  Includes accrued interest





                                      -14-